CIK 1004724

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

06061053

RECD S.E.C.
NOV - 9 2006
1086

American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1302
F 212 306 5359

CERTAMY

November 9, 2006

1-33135

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, DC

PROCESSED
NOV 15 2006
B
THOMSON
FINANCIAL

Dear Mr. Johnson:

This is to certify that on November 9, 2006 the American Stock Exchange, Inc. (the "Exchange") received from Adcare Health Systems, Inc. (the "Registrant") a copy of the Registrant's application on Form 8A-12B for the registration of the following securities:

Common Stock, no par value
Warrants to Purchase Common Stock
Units (Consisting of Common Stock and Warrants)

We further certify that the above described security has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer

Bryan Fischer
Managing Director
Listing Qualifications Department

cc: Herbert Scholl